Financial Risk Management Objectives and Policies - Maturity of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Loans and borrowings	$ 2,511	$ 2,013	$ 2,338
Lease obligations	345	426
Derivative financial liability	(66)	(66)
Liquidity risk
Carrying Value
Loans and borrowings	2,511	2,013
Lease obligations	345	426
Derivative financial liability	66	66
Trade payables and other liabilities	2,265	1,895
Total financial liabilities	5,187	4,400
Contractual Cash Flows
Loans and borrowings	2,706	2,205
Lease obligations	427	512
Derivative financial liability	66	66
Trade payables and other liabilities	2,265	1,895
total financial liabilities	5,464	4,678
Liquidity risk | Within 1 year
Contractual Cash Flows
Loans and borrowings	229	349
Lease obligations	92	157
Derivative financial liability	61	49
Trade payables and other liabilities	2,171	1,848
total financial liabilities	2,553	2,403
Liquidity risk | 2-5 years
Contractual Cash Flows
Loans and borrowings	1,443	1,736
Lease obligations	184	232
Derivative financial liability	5	17
Trade payables and other liabilities	63	47
total financial liabilities	1,695	2,032
Liquidity risk | After 5 years
Contractual Cash Flows
Loans and borrowings	1,034	120
Lease obligations	151	123
Derivative financial liability	0	0
Trade payables and other liabilities	31	0
total financial liabilities	$ 1,216	$ 243